Pension benefits - Change in Pension Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	$ 97.0	$ 113.8
Expected return on plan assets	3.7	3.2
Contribution by employer	8.7	11.7
Administration charges	(0.2)	(0.8)	$ (0.9)
Benefits paid	(3.0)	(1.9)
Change in unrecognized actuarial (loss) gain	(0.3)	0.0
Settlement	(51.8)	(11.2)
Foreign currency translations	3.7	(17.8)
Fair value of plan assets at end of year	$ 57.8	$ 97.0	$ 113.8